Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		$ 23,878	$ 42,145
Trade and other receivables		27,876	17,854
Income tax receivable		220	281
Prepaid expenses		1,130	873
Inventories		20,799	21,309
Current assets		73,903	82,462
Non-current assets:
Property, plant and equipment		266,240	281,828
Other assets			234
Deferred income tax		458	288
Total assets		340,601	364,812
Current liabilities:
Accounts payable and accrued liabilities		32,319	29,828
Income taxes payable		9,440	2,357
Deferred revenue			4,904
Loans payable		28,977	29,378
Decommissioning liability		1,372	1,910
Other liabilities	[1]	8,579	4,509
Current liabilities		80,687	72,886
Non-current liabilities:
Loans payable		35,883	49,304
Deferred income tax		30,341	43,569
Decommissioning liability		11,899	11,942
Other liabilities		1,113	1,149
Total liabilities		159,923	178,850
EQUITY
Share capital		230,283	228,326
Accumulated deficit		(88,121)	(80,775)
Other reserves		12,409	12,717
Equity attributable to owners of the Company		154,571	160,268
Non-controlling interest		26,107	25,694
Total equity		180,678	185,962
Total liabilities and equity		$ 340,601	$ 364,812

[1]	Profit sharing and other employee related obligations